Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	TRXADE GROUP, INC.
Entity Central Index Key	0001382574
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	TRXD